UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Series A-1 Convertible Preferred Stock	Series B Convertible Preferred Stock	Redeemable Preferred Stock	Common Stock	Common Stock Series A-1 Convertible Preferred Stock	Common Stock Series B Convertible Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital Series A-1 Convertible Preferred Stock	Additional Paid-in Capital Series B Convertible Preferred Stock	Accumulated Other Comprehensive Loss	Accumulated Deficit
Beginning Balance at Dec. 31, 2021	$ 4,837				$ 3			$ 99,282				$ (94,448)
Beginning Balance (in shares) at Dec. 31, 2021					26,807,365
Exercise of stock options	128							128
Exercise of stock options, (in shares)					128,567
Stock-based compensation expense	437							437
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants		$ 24	$ 4						$ 24	$ 4
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)						5,611	1,028
Issuance of common stock for the exercise of Public Warrants (in shares)					137,285
Net loss	(37,744)											(37,744)
Ending Balance at Dec. 31, 2022	(32,314)				$ 3			99,875				(132,192)
Ending Balance (in shares) at Dec. 31, 2022					27,079,856
Exercise of stock options	20							20
Exercise of stock options, (in shares)					15,376
Stock-based compensation expense	409							409
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants	29							29
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)					3,554
Net loss	(17,801)											(17,801)
Ending Balance at Mar. 31, 2023	(49,657)				$ 3			100,333				(149,993)
Ending Balance (in shares) at Mar. 31, 2023					27,098,786
Beginning Balance at Dec. 31, 2022	(32,314)				$ 3			99,875				(132,192)
Beginning Balance (in shares) at Dec. 31, 2022					27,079,856
Net loss	(61,427)
Ending Balance at Sep. 30, 2023	(52,756)				$ 5			140,858				(193,619)
Ending Balance (in shares) at Sep. 30, 2023					47,460,941
Beginning Balance at Dec. 31, 2022	(32,314)				$ 3			99,875				(132,192)
Beginning Balance (in shares) at Dec. 31, 2022					27,079,856
Exercise of stock options	145							145
Exercise of stock options, (in shares)					298,562
Stock-based compensation expense	8,357							8,357
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants		$ 6	$ 89						$ 6	$ 89
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)						492	8,530
Reverse recapitalization, net of transaction costs	58,573				$ 1			58,572
Reverse recapitalization, net of transaction costs (in shares)					13,735,872
Recognition of warrant liabilities in connection with the Merger	(13,762)							(13,762)
Issuance of common stock in connection with vesting of RSU awards (in shares)					918,412
Issuance of common stock for the conversion of convertible notes	25,570				$ 1			25,569
Issuance of common stock for the conversion of convertible notes (in shares)					3,301,222
Recognition of earn-out liabilities (Note 3)	(53,040)							(53,040)
Reclassification of Legacy Allurion liabilitiy classified warrants to equity classification	929							929
Derecognition of liabilities associated with the Backstop Shares, Hunter shares, and the additional RTW and Fortress shares and issuance of related shares	16,098							16,098
Derecognition of liabilities associated with the Backstop Shares, Hunter shares, and the additional RTW and Fortress shares and issuance of related shares (in shares)					2,287,696
Issuance of common stock for the exercise of Public Warrants	46							46
Issuance of common stock for the exercise of Public Warrants (in shares)					21,943
Issuance of common stock for commitment shares for equity line financing	123							123
Issuance of common stock for commitment shares for equity line financing (in shares)					35,511
Other comprehensive income (loss)	(700)										$ (700)
Net loss	(80,607)											(80,607)
Ending Balance at Dec. 31, 2023	$ (70,487)				$ 5			143,007			(700)	(212,799)
Ending Balance (in shares) at Dec. 31, 2023					47,688,096
Temporary Equity, Balance (in Shares) at Dec. 31, 2023	0
Beginning Balance at Mar. 31, 2023	$ (49,657)				$ 3			100,333				(149,993)
Beginning Balance (in shares) at Mar. 31, 2023					27,098,786
Exercise of stock options	28							28
Exercise of stock options, (in shares)					27,626
Stock-based compensation expense	401							401
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants	6							6
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)					492
Net loss	(21,996)											(21,996)
Ending Balance at Jun. 30, 2023	(71,218)				$ 3			100,768				(171,989)
Ending Balance (in shares) at Jun. 30, 2023					27,126,904
Exercise of stock options	83							83
Exercise of stock options, (in shares)					77,214
Stock-based compensation expense	5,539							5,539
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants	60							60
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)					4,976
Reverse recapitalization, net of transaction costs	58,573				$ 1			58,572
Reverse recapitalization, net of transaction costs (in shares)					13,735,872
Recognition of warrant liabilities in connection with the Merger	(13,762)							(13,762)
Issuance of common stock in connection with vesting of RSU awards (in shares)					906,551
Issuance of common stock for the conversion of convertible notes	25,570				$ 1			25,569
Issuance of common stock for the conversion of convertible notes (in shares)					3,301,222
Recognition of earn-out liabilities (Note 3)	(53,040)							(53,040)
Reclassification of Legacy Allurion liabilitiy classified warrants to equity classification	929							929
Derecognition of liabilities associated with the Backstop Shares, Hunter shares, and the additional RTW and Fortress shares and issuance of related shares	16,098							16,098
Derecognition of liabilities associated with the Backstop Shares, Hunter shares, and the additional RTW and Fortress shares and issuance of related shares (in shares)					2,287,696
Issuance of common stock for the exercise of Public Warrants	42							42
Issuance of common stock for the exercise of Public Warrants (in shares)					20,506
Net loss	(21,630)											(21,630)
Ending Balance at Sep. 30, 2023	(52,756)				$ 5			140,858				(193,619)
Ending Balance (in shares) at Sep. 30, 2023					47,460,941
Ending Balance, temporary stocks	0
Beginning Balance at Dec. 31, 2023	(70,487)				$ 5			143,007			(700)	(212,799)
Beginning Balance (in shares) at Dec. 31, 2023					47,688,096
Exercise of stock options	9							9
Exercise of stock options, (in shares)					4,646
Stock-based compensation expense	552							552
Stock issued during period value	378							378
Stock isssued during the period (in shares)					143,234
Issuance of common stock in connection with vesting of RSU awards (in shares)					62,619
Issuance of common stock for the exercise of Public Warrants (in shares)					142
Other comprehensive income (loss)	(2,200)										(2,200)
Net loss	5,586											5,586
Ending Balance at Mar. 31, 2024	(66,162)				$ 5			143,946			(2,900)	(207,213)
Ending Balance (in shares) at Mar. 31, 2024					47,898,737
Beginning Balance at Dec. 31, 2023	(70,487)				$ 5			143,007			(700)	(212,799)
Beginning Balance (in shares) at Dec. 31, 2023					47,688,096
Net loss	(5,580)
Ending Balance at Sep. 30, 2024	$ (64,790)				$ 7			150,692			2,890	(218,379)
Ending Balance (in shares) at Sep. 30, 2024					64,369,381
Temporary Equity, Balance (in Shares) at Sep. 30, 2024	2,260,159			2,260,159
Beginning Balance at Mar. 31, 2024	$ (66,162)				$ 5			143,946			(2,900)	(207,213)
Beginning Balance (in shares) at Mar. 31, 2024					47,898,737
Exercise of stock options	16							16
Exercise of stock options, (in shares)					11,491
Stock-based compensation expense	805							805
Issuance of common stock in connection with vesting of RSU awards (in shares)					62,619
Issuance of common stock for the exercise of Public Warrants	1							1
Issuance of common stock for the exercise of Public Warrants (in shares)					142
Other comprehensive income (loss)	(3,080)										(3,080)
Net loss	(2,162)											(2,162)
Ending Balance at Jun. 30, 2024	(70,582)				$ 5			144,768			(5,980)	(209,375)
Ending Balance (in shares) at Jun. 30, 2024					47,972,989
Stock-based compensation expense	860							860
Stock issued during period value	5,066				$ 2			5,064
Stock isssued during the period (in shares)					16,333,773
Issuance of common stock in connection with vesting of RSU awards (in shares)					62,619
Other comprehensive income (loss)	8,870										8,870
Net loss	(9,004)											(9,004)
Ending Balance at Sep. 30, 2024	$ (64,790)				$ 7			$ 150,692			$ 2,890	$ (218,379)
Ending Balance (in shares) at Sep. 30, 2024					64,369,381
Temporary Equity, Balance (in Shares) at Sep. 30, 2024	2,260,159			2,260,159
Issuance of preferred stock in connection with Private Placement, net of issuance costs (in shares)				2,260,159
Issuance of preferred stock in connection with Private Placement, net of issuance costs				$ 979
Ending Balance, temporary stocks	$ 979			$ 979